TRADE AND OTHER PAYABLES (Schedule of Trade and Other Payables) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables [abstract]
Accrued expenses	$ 7,076	$ 5,440
Trade payables	7,689	1,371
Other payables	1,277	1,258
Total	$ 16,042	$ 8,069